Significant Accounting Policies (Details)	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Line Items]
Lease term	12 months
Rate of monthly severance, percentage	8.33%
Lease Liability [Member]
Significant Accounting Policies [Line Items]
Weighted average interest rate	8.00%